NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2018
Newbuildings [Abstract]
Newbuilings
Movements in the two years ended December 31, 2018 are summarized as follows:

Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees paid	152,501
Transfers to Vessels and Equipment	(227,336)
Balance at December 31, 2017	105,727
Installments and newbuilding supervision fees paid	147,855
Transfers to Vessels and Equipment	(253,582)
Balance at December 31, 2018	—